Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2026
Financial instruments by category
Schedule of financial assets and financial liabilities
	Financial assets at amortized	Financial assets at fair value through profit or loss			Subtotal financial	Non-financial
	cost	Level 1	Level 2	Level 3	assets	assets	Total
June 30, 2026
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	506,127	55,554	-	-	561,681	206,775	768,456
Investment in financial assets:
- Public companies’ securities	-	35,108	-	-	35,108	-	35,108
- Bonds	-	124,771	-	-	124,771	-	124,771
- Mutual funds	-	325,972	-	-	325,972	-	325,972
- Others	5,576	5,068	37,561	648	48,853	-	48,853
Derivative financial instruments:
- Commodities options contracts	-	691	-	-	691	-	691
- Commodities futures contracts	-	3,135	-	-	3,135	-	3,135
- Foreign-currency options contracts	-	2,943	-	-	2,943	-	2,943
- Swaps	-	-	5,973	-	5,973	-	5,973
- Bond futures	-	17	-	-	17	-	17
- Others	-	50	-	-	50	-	50
Restricted assets (i)	5,343	-	-	-	5,343	-	5,343
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	93,966	-	-	-	93,966	-	93,966
- Short-term investments	-	190,499	-	-	190,499	-	190,499
Total assets	611,012	743,808	43,534	648	1,399,002	206,775	1,605,777
	Financial liabilities at amortized	Financial liabilities at fair value through profit or loss	Subtotal financial	Non-financial
	cost	Level 1	liabilities	liabilities	Total
June 30, 2026
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	379,091	-	379,091	198,108	577,199
Borrowings (Note 22)	2,022,787	-	2,022,787	-	2,022,787
Derivative financial instruments:
- Commodities options contracts	-	510	510	-	510
- Commodities futures contracts	-	1,636	1,636	-	1,636
- Foreign-currency options contracts	-	112	112	-	112
- Foreign-currency future contracts	-	299	299	-	299
- Swaps	-	5,533	5,533	-	5,533
- Others	-	357	357	-	357
Lease liabilities (Note 13)	161,152	-	161,152	-	161,152
Total liabilities	2,563,030	8,447	2,571,477	198,108	2,769,585
	Financial assets at amortized	Financial assets at fair value through profit or loss			Subtotal financial	Non-financial
	cost	Level 1	Level 2	Level 3	assets	assets	Total
June 30, 2025
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	586,784	70,484	-	-	657,268	177,309	834,577
Investment in financial assets:
- Public companies’ securities	-	47,343	-	-	47,343	-	47,343
- Bonds	-	78,442	-	-	78,442	-	78,442
- Mutual funds	-	179,198	-	-	179,198	-	179,198
- Others	7,504	8,394	18,390	-	34,288	-	34,288
Derivative financial instruments:
- Commodities options contracts	-	1,600	-	-	1,600	-	1,600
- Commodities futures contracts	-	2,559	-	-	2,559	-	2,559
- Foreign-currency options contracts	-	5,512	-	-	5,512	-	5,512
- Swaps	-	-	2,553	-	2,553	-	2,553
- Others	-	129	-	-	129	-	129
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	257,985	-	-	-	257,985	-	257,985
- Short-term investments	-	77,026	-	-	77,026	-	77,026
Total assets	852,273	470,687	20,943	-	1,343,903	177,309	1,521,212
	Financial liabilities at amortized	Financial liabilities at fair value through profit or loss	Subtotal financial	Non-financial
	cost	Level 1	liabilities	liabilities	Total
June 30, 2025
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	339,065	-	339,065	205,669	544,734
Borrowings (Note 22)	1,793,696	-	1,793,696	-	1,793,696
Derivative financial instruments:
- Commodities options contracts	-	3	3	-	3
- Commodities futures contracts	-	3,494	3,494	-	3,494
- Foreign-currency options contracts	-	216	216	-	216
- Foreign-currency future contracts	-	539	539	-	539
- Swaps	-	5,830	5,830	-	5,830
Lease liabilities (Note 13)	160,666	-	160,666	-	160,666
Total liabilities	2,293,427	10,082	2,303,509	205,669	2,509,178

Schedule of recognized book value of financial instruments
	06.30.2026			06.30.2025
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	599,980	(38,299)	561,681	714,487	(57,219)	657,268
Financial liabilities
Trade and other payables	(417,390)	38,299	(379,091)	(396,284)	57,219	(339,065)

Schedule of income, expense, gains and losses on financial instruments
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2026
Interest income	14,306	-	14,306
Other finance income	3	-	3
Interest and allowances generated by operating assets	8,466	-	8,466
Interest expenses	(153,244)	-	(153,244)
Lease liabilities interest	(3,236)	-	(3,236)
Foreign exchange, net	145,339	-	145,339
Fair value gain on financial assets at fair value through profit or loss	-	56,770	56,770
Gain from repurchase of Non-convertible Notes	354	-	354
Gain on financial instruments derived from commodities	-	40	40
Loss from derivative financial instruments (except commodities)	-	(10,461)	(10,461)
Other financial costs	(22,519)	-	(22,519)
Net result (i)	(10,531)	46,349	35,818
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2025
Interest income	12,562	-	12,562
Other finance income	17	-	17
Interest and allowances generated by operating assets	9,924	-	9,924
Interest expenses	(93,298)	-	(93,298)
Lease liabilities interest	(2,375)	-	(2,375)
Foreign exchange, net	37,491	-	37,491
Fair value gain on financial assets at fair value through profit or loss	-	132,308	132,308
Gain from repurchase of Non-convertible Notes	976	-	976
Gain from commodity derivative financial instruments	-	14,683	14,683
Loss from derivative financial instruments (except commodities)	-	(19,235)	(19,235)
Other financial costs	(20,182)	-	(20,182)
Net result (i)	(54,885)	127,756	72,871
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2024
Interest income	121,635	-	121,635
Other finance income	1	-	1
Interest and allowances generated by operating assets	37,787	-	37,787
Interest expenses	(109,776)	-	(109,776)
Lease liabilities interest	(3,623)	-	(3,623)
Foreign exchange, net	110,064	-	110,064
Fair value gain on financial assets at fair value through profit or loss	-	331,735	331,735
Gain from repurchase of Non-convertible Notes	455	-	455
Gain from commodity derivative financial instruments	-	20,742	20,742
Loss from derivative financial instruments (except commodities)	-	(89,806)	(89,806)
Other financial costs	(29,383)	-	(29,383)
Net result (i)	127,160	262,671	389,831

Schedule of changes in Level 3 financial instruments
	Investments in financial assets - Others	Total
Balances at June 30, 2024	47	47
Loss for the year (i)	(47)	(47)
Balances at June 30, 2025	-	-
Gain for the year (i)	648	648
Balances at June 30, 2026	648	648

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments
Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Derivative financial instruments – Swaps	Theoretical price	Underlying asset price and volatility	Level 2	-

Purchase option – Warrant (Others)	Black & Scholes without dilution	Underlying asset price and volatility	Level 3	-